SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Number of shares reserved for future grants	1,650,364
Amount of unvested PSU	$ 352,891
Unrecognized share based compensation expense recognition period	2 years 7 months 2 days
Total fair value of RSUs and PSUs vested	$ 257,379	$ 135,873	$ 117,812
Employee Stock Purchase Plan ("ESPP")
Class of Stock [Line Items]
Percentage of amount not exceeding share based compensation employees receive.	15.00%
Number of ordinary shares reserved	125,000
Increase in number of ordinary shares	1,000,000
Percentage of fair value of ordinary shares	85.00%
PSU
Class of Stock [Line Items]
Amount of unvested PSU	$ 382,140
2024 Share Incentive Plan
Class of Stock [Line Items]
Number of shares reserved for future grants	1,787,022
Maximum aggregate number of shares issued pursuant to awards	1,786,992
Ordinary shares		4,000,000